Investment Income - Summary of Investment Income (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Disclosure of Investment Income [Line Items]
Dividend income		€ 9	€ 18
Other investment income		3	15
Investment income	[1]	102	90
Debt securities [member]
Disclosure of Investment Income [Line Items]
Realised gains/losses on disposal of debt securities		€ 90	€ 57

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.